Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning balance	$ 993,397	$ 947,371	$ 887,895
Goodwill additions during the period		45,723	62,917
Adjustments to prior year acquisitions		(22)	250
Tax benefit from the exercise of continuation options	(411)	(2,506)	(71)
Effect of foreign currency translation	(5,207)	2,831	(3,620)
Ending balance	987,779	993,397	947,371
Full Service Center Based Care
Goodwill [Line Items]
Beginning balance	813,357
Tax benefit from the exercise of continuation options	(333)
Effect of foreign currency translation	(4,314)
Ending balance	808,710
Backup Dependent Care
Goodwill [Line Items]
Beginning balance	159,215
Tax benefit from the exercise of continuation options	(69)
Effect of foreign currency translation	(893)
Ending balance	158,253
Other Educational Advisory Services
Goodwill [Line Items]
Beginning balance	20,825
Tax benefit from the exercise of continuation options	(9)
Ending balance	$ 20,816